Share-based payments - Summary of Cost Related to Share-Based Payment Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Equity-settled	$ 51	$ 44	$ 39
Total	56	46	41
Operating profit [Member]
Statement [Line Items]
Equity-settled	31	28	26
Cash-settled	5	2	2
System Fund [member]
Statement [Line Items]
Equity-settled	$ 20	$ 16	$ 13